Schedule of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 100,129	$ 100,129
Accumulated Impairment	(41,770)	(41,145)
Foreign Currency Adjustment	(28)	(20)
Net Carrying Amount	$ 58,331	$ 58,964